Supplier Concentration - Additional Information (Detail) - Supplier Concentration Risk - Vendor	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Number of key suppliers	10
Cost of Goods, Total
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	84.00%	82.00%	81.00%
Carrier and Its Affiliates | Cost of Goods, Total
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	62.00%	61.00%	59.00%